SCHEDULE OF PROFIT (LOSS) BEFORE PROVISION FOR INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ScheduleOfProfitAndLossBeforeProvisionForIncomeTaxesLineItems [Line Items]
Total	$ (19,321,585)	$ (3,607,073)	$ (3,445,281)
Cayman Islands and British Virgin Islands [Member]
ScheduleOfProfitAndLossBeforeProvisionForIncomeTaxesLineItems [Line Items]
Total	(13,969,798)	(2,076,775)	(1,658,203)
HONG KONG
ScheduleOfProfitAndLossBeforeProvisionForIncomeTaxesLineItems [Line Items]
Total	(2,050,171)	(1,871,990)	(1,959,799)
CHINA
ScheduleOfProfitAndLossBeforeProvisionForIncomeTaxesLineItems [Line Items]
Total	$ (3,301,616)	$ 341,692	$ 172,723